Exhibit 99.1
Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	December 2006
Distribution Date	01/16/07
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 4, 2006
Closing Date:	March 15, 2006

	Dollars	Units	WAC	WAM

Original Pool Balance:	$1,000,893,219.27	61,913	7.730%	59.94

	Dollar Amount	% of Pool	Note Rate		Final Payment Date

Class A-1 Notes	$200,000,000.00	19.982%	4.83800%		March 15, 2007
Class A-2 Notes	$258,000,000.00	25.777%	5.13000%		February 16, 2009
Class A-3 Notes	$208,000,000.00	20.781%	5.13000%		June 15, 2010
Class A-4 Notes	$156,700,000.00	15.656%	5.26000%		November 15, 2012
Class B Notes	$28,200,000.00	2.817%	5.29000%		November 15, 2012
Class C Notes	$37,600,000.00	3.757%	5.34000%		November 15, 2012
Class D Notes	$32,900,000.00	3.287%	5.52000%		November 15, 2012

Total Securities	$921,400,000.00	92.058%

Overcollateralization	$18,893,614.04	1.888%
YSOA	$60,599,605.23	6.055%

Total Original Pool Balance	$1,000,893,219.27	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period

	Balance	Pool Factor	Balance	Pool Factor	Change

Class A-1 Notes	$—	—	$—	—	$—
Class A-2 Notes	$142,008,299.31	0.5504198	$123,196,446.91	0.4775056	$18,811,852.40
Class A-3 Notes	$208,000,000.00	1.0000000	$208,000,000.00	1.0000000	$—
Class A-4 Notes	$156,700,000.00	1.0000000	$156,700,000.00	1.0000000	$—
Class B Notes	$28,200,000.00	1.0000000	$28,200,000.00	1.0000000	$—
Class C Notes	$37,600,000.00	1.0000000	$37,600,000.00	1.0000000	$—
Class D Notes	$32,900,000.00	1.0000000	$32,900,000.00	1.0000000	$—

Total Securities	$605,408,299.31	0.6570526	$586,596,446.91	0.6366360	$18,811,852.40

Weighted Avg. Coupon (WAC)	7.59%		7.58%
Weighted Avg. Remaining Maturity (WARM)	50.68		49.73
Pool Receivables Balance	$675,450,724.53		$654,038,151.37
Remaining Number of Receivables	48,375		47,646

Adjusted Pool Balance	$632,322,980.26		$612,521,030.36

III. COLLECTIONS

Principal:
Principal Collections	$20,587,790.86
Repurchased Contract Proceeds Related to Principal	$—
Recoveries/Liquidation Proceeds	$185,964.33

Total Principal Collections	$20,773,755.19

Interest:
Interest Collections	$4,152,288.71
Late Fees & Other Charges	$60,874.18
Interest on Repurchase Principal	$—

Total Interest Collections	$4,213,162.89

Collection Account Interest	$96,862.69
Reserve Account Interest	$20,809.23
Servicer Advances	$—

Total Collections	$25,104,590.00

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	December 2006
Distribution Date	01/16/07
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections			$25,104,590.00
Reserve Account Release			$—
Reserve Account Draw			$—

Total Available for Distribution			$25,104,590.00

	Amount Due	Amount Paid

1. Servicing Fee @1.00%:
Servicing Fee Due	$562,875.60	$562,875.60	$562,875.60

Collection Account Interest			$96,862.69
Late Fees & Other Charges			$60,874.18

Total due to Servicer			$720,612.47

2. Class A Noteholders Interest:
Class A-1 Notes	$—	$—
Class A-2 Notes	$607,085.48	$607,085.48
Class A-3 Notes	$889,200.00	$889,200.00
Class A-4 Notes	$686,868.33	$686,868.33

Total Class A interest:	$2,183,153.81	$2,183,153.81	$2,183,153.81

3. First Priority Principal Distribution:	$—	$—	$—

4. Class B Noteholders Interest:	$124,315.00	$124,315.00	$124,315.00

5. Second Priority Principal Distribution:	$—	$—	$—

6. Class C Noteholders Interest:	$167,320.00	$167,320.00	$167,320.00

7. Third Priority Principal Distribution:	$—	$—	$—

8. Class D Noteholders Interest:	$151,340.00	$151,340.00	$151,340.00

Available Funds Remaining:			$21,757,848.72

9. Regular Principal Distribution Amount:			$18,811,852.40

	Distributable Amount	Paid Amount

Class A-1 Notes		$—
Class A-2 Notes		$18,811,852.40
Class A-3 Notes		$—
Class A-4 Notes		$—

Class A Notes Total:	$64,819,945.82	$18,811,852.40
Class B Notes Total:	$28,200,000.00	$—
Class C Notes Total:	$15,336,031.14	$—
Class D Notes Total:	$—	$—

Total Noteholders Principal		$18,811,852.40

10. Available Amounts Remaining to reserve account			2,945,996.32

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			2,945,996.32

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount			$43,127,744.27
Beginning Period Amount			$43,127,744.27
Current Period Amortization			$1,610,623.26
Ending Period Required Amount			$41,517,121.01
Ending Period Amount			$41,517,121.01
Next Distribution Date Required Amount			$39,932,672.22

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	December 2006
Distribution Date	01/16/07
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Beginning Period Required Amount				$4,701,468.07
Beginning Period Amount				$4,701,468.07
Current Period Release to Collection Account				$—
Current Period Deposit				$2,945,996.32
Current Period Release to Depositor				$2,945,996.32
Ending Period Required Amount (0.5% of APB of cut-off date)				$4,701,468.07
Ending Period Amount				$4,701,468.07

VII. OVERCOLLATERALIZATION

		Beginning	Ending	Target

Overcollateralization Amount		$26,914,680.95	$25,924,583.45	$25,924,583.45
Overcollateralization as a % of Original Pool (unadjusted)		2.69%	2.59%	2.59%
Overcollateralization as a % of Current Pool (unadjusted)		3.98%	3.96%	3.96%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount

Current	98.19%	46,785	98.11%	$641,648,565.17
30 - 59 Days	1.43%	683	1.51%	$9,884,269.13
60 - 89 Days	0.28%	135	0.30%	$1,956,328.29
90 + Days	0.09%	43	0.08%	$548,988.78

Total		47,646		$654,038,151.37
Delinquent Receivables 60 + days past due	0.37%	178	0.38%	$2,505,317.07
Delinquency Ratio 60+ for 1st Preceding Collection Period	0.34%	165	0.35%	$2,396,678.77
Delinquency Ratio 60+ for 2nd Preceding Collection Period	0.31%	152	0.30%	$2,114,144.18
Three-Month Average Delinquency Ratio	0.34%		0.35%

Repossession in Current Period				56
Repossession Inventory				78

Charge-Offs
Gross Principal of Charge-Off for Current Period				$824,782.30
Recoveries				$(185,964.33)

Net Charge-offs for Current Period				$638,817.97

Beginning Pool Balance for Current Period				$675,450,724.53

Net Loss Ratio				1.13%
Net Loss Ratio for 1st Preceding Collection Period				1.07%
Net Loss Ratio for 2nd Preceding Collection Period				1.29%

Three-Month Average Net Loss Ratio for Current Period				1.17%

Cumulative Net Losses for All Periods				$5,900,152.52
Cumulative Net Losses as a % of Initial Pool Balance				0.59%

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